Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,491,083.80
Previously Paid Amount
Total Fee Amount	993.78
Total Offset Amount	993.78
Net Fee	$ 0.00